RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13. Related‑Party Transactions

In 2017, the Company issued warrants related to the strategic collaboration agreement (Note 11). The investor was no longer considered a related party in the nine months ended September 30, 2020 and the year ended December 31, 2019.

15. RELATED‑PARTY TRANSACTIONS

The Company recorded $34,939 related to the warrants issued during the year ended December 31, 2018 related to the strategic collaboration agreement (Note 13). The investor was no longer considered a related‑party in the year ended December 31, 2019.

As of December 31, 2018, the Company recognized $0.1 million of revenue and $0.1 million of deferred revenue from sales to two investors.

The Company invested $0.5 million in a company, Make, during the year ended December 31, 2018, of which common investors own approximately 31% of the outstanding shares. The Company completed the acquisition of Make in the year ended December 31, 2019 (Note 4).